Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Cash flows from operating activities
Net loss	$ (242,647)	$ (55,373)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization	1,092	1,162
Loss (Gain) on sale of fixed assets	(6)	219
Bad debt expense	0	33
Employee stock based compensation	156,596	(6)
Non-cash interest expense	1,155	0
Change in fair value of warrants liabilities	11,265	0
Non-cash interest on amounts due from stockholder	(8)	0
Changes in operating assets and liabilities:
Accounts receivable	(3,194)	(3,356)
Deferred costs	(1,718)	(1,038)
Inventories	(2,401)	(217)
Prepaid expenses	(1,614)	(538)
Other current assets	(2,407)	(72)
Deposits and other assets	(196)	104
Prepaid warranty	(144)	424
Accounts payable	398	1,628
Accrued expenses	971	751
Income tax payable	454	76
Other short-term liabilities	(689)	0
Deferred rent	(134)	(158)
Deferred revenue	(477)	13,711
Warrants	20	0
Net cash used in operating activities	(83,684)	(42,650)
Cash Flows from Investing Activities:
Purchases of property and equipment	(3,880)	(952)
Proceeds from the sale of fixed assets	8	61
Proceeds from the maturity of investments	0	1,003
Net cash (used in) provided by investing activities	(3,872)	112
Cash Flows from Financing Activities:
Proceeds from issuance of common stock	694	57,593
Proceed from borrowing SVB Bridge loan	15,000	0
Proceeds from borrowing of PPP loan	0	5,580
Payment of loan - SVB bridge	(15,000)	0
Payment of PPP loan	(5,580)	0
Merger recapitalization	4,213	0
Proceeds from PIPE shares	125,000	0
Payment of transaction costs	(21,179)	0
Proceeds from stock subscriptions	293	81
Net cash provided by financing activities	103,441	63,254
Effect of exchange rate changes on cash and cash equivalents	245	21
Net change in cash and cash equivalents	16,130	20,737
Cash and Cash Equivalents
Beginning of the period	31,543	10,806
End of the period	47,673	31,543
Supplemental disclosures of non-cash investing and financing activities
Interest earned on subscription notes receivable	8	16
Unpaid purchases of property and equipment	(28)	0
Non-cash settlement of related party loan receivable for common shares	(1,075)	0
Initial classification of warrant liabilities	10,234	0
Cashless exercise of warrants classified as liabilities	$ (10,214)	$ 0